Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Corporate Income Tax Rate [Line Items]
Income before income tax expense	$ 124,019,000	$ 62,695,000	$ 25,855,000
Income tax expense at statutory income tax rate	31,005,000	15,674,000	6,464,000
Permanent differences	1,663,000	870,000	116,000
Effect of different income tax calculation method required by tax bureau	48,000	67,000	(84,000)
Effect of income tax holiday and preferential tax rates	(43,460,000)	(17,844,000)	(7,036,000)
Changes in valuation allowance	3,758,000	420,000	829,000
Total income tax expense	23,423,000	11,379,000	10,874,000
PRC [Member]
Corporate Income Tax Rate [Line Items]
PRC statutory income tax rate (in percentage)	25.00%	25.00%	25.00%
Effect of income tax holiday and preferential tax rates	(43,460,000)	(17,844,000)	(7,036,000)
Cayman Islands [Member]
Corporate Income Tax Rate [Line Items]
Effect of tax exempt status	30,272,000	12,217,000	10,818,000
Hong Kong [Member]
Corporate Income Tax Rate [Line Items]
Effect of different income tax rate in Hong Kong	168,000	(25,000)	(233,000)
Other jurisdictions [Member]
Corporate Income Tax Rate [Line Items]
Effect of tax exempt status	$ (31,000)	$ 0	$ 0